STOCK-BASED COMPENSATION - Restricted Stock Awards (Details) - ENERGY VAULT HOLDINGS, INC - USD ($)		1 Months Ended	9 Months Ended	12 Months Ended
	Jul. 01, 2021	Jul. 31, 2021	Sep. 30, 2021	Dec. 31, 2020
STOCK-BASED COMPENSATION
Weighted-average period over which such stock-based compensation expense will be recognized			1 year 11 months 15 days	1 year 6 months
Restricted Stock [Member]
STOCK-BASED COMPENSATION
Restricted Stock units granted		834,883
Restricted Stock units granted		$ 4.95
RSA vested	20,000	834,883
Unamortized stock-based compensation expense			$ 4,031,634
Weighted-average period over which such stock-based compensation expense will be recognized			1 year 10 months 28 days